Thacher Proffitt	Thacher Proffitt & Wood LLP Two World Financial Center New York, NY 10281 (212) 912-7400

Fax: (212) 912-7751
www.tpw.com

Direct Dial: 212.912.7815
razarow@tpwlaw.com

May 25, 2007

Mr. Jonathan E. Gottlieb

Senior Attorney

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	Silver State Bancorp Form S-1 filed April 13, 2007 File No. 333-137038

Dear Mr. Gottlieb:

On behalf of our client, Silver State Bancorp (the “Company”), we wish to acknowledge receipt of your letter dated May 15, 2007 concerning the review by the U.S. Securities and Exchange Commission (the “SEC”) of the Company’s Form S-1 filed on April 13, 2007. Set forth below are the Company’s responses to your comments providing the supplemental information and otherwise commenting on the issues and questions raised in your letter. In addition, the Company’s Form S-1 has been revised in response to these comments and an amended Form S-1 was filed with the SEC today.

SEC Comments

1.	General. Please update data throughout the document from December 31, 2006 to the most recent possible date.

The prospectus has been amended in accordance with this comment.

2.	Prospectus Cover Page. Please disclose the market price as of the most recent practicable date.

A new sentence has been added to the cover page in accordance with this comment. Please note that the Company will fill in the closing sales price as of a date as close as possible to a distribution of a preliminary prospectus.

3.	Summary, page 1. Please revise the preamble to delete your statement that the Summary contains “selected” information and add a statement that the Summary contains an overview of the key aspects of the offering, as required by the Instruction to Item 503(a). Please revise the summary to reflect this description.

Mr. Jonathan E. Gottlieb

May 25, 2007	Page 2.

The prospectus has been amended on page 1 in accordance with this comment.

4.	Our Business, page 1. Please revise first paragraph as follows:

•	revise the second sentence to disclose that you primarily lend to real estate businesses;

•

revise the first paragraph to disclose, as of the most recent possible date, the percentage of your loan portfolio that is related to each of the five types of loans that you identify in the bullet points and the percentage that are related to residential real estate;

•	disclose the percentage of your loans that are secured by real estate;

•	disclose the percentage of your loans that are fixed rate and the percentage that are variable;

•	disclose the percentage of your loans that are short term and the percentage that are long term; and

•	disclose that over one third of your deposits are from twenty customers.

The prospectus has been amended on pages 1 and 2 in accordance with this comment. Supplementally, please note that in response to the first bullet the Company does not believe it is accurate to state that it lends primarily to real estate businesses. Rather, based on the historical breakdown of the loan portfolio as evidenced by the response to the second bullet, the Company believes it would be accurate to state that the majority of the Company’s loans have been to businesses involved in construction or the acquisition and development of real estate.

5.	Our Business, page 1. Please revise the section as follows:

•	supplement your claim, in the fourth paragraph, that you are the third largest independent bank headquartered in Nevada to disclose your rank among all banks operating in Nevada; and

•

disclose the percentage of shares that will be owned by directors and executive officers and the percentage owned by the mother in law of the Chairman and the effective control that they will have over the company.

The prospectus has been amended on pages 1 and 5 in accordance with this comment. Supplementally, please note that, with respect to the first bullet, the statement that Silver State Bank is the third largest independent bank headquartered in Nevada is based on total deposits as ranked by the most recent FDIC Deposit Market Share Report, which is available on the FDIC’s website. This data identifies total deposits of each bank with offices in Nevada. FDIC data also indicates in which state each bank has its headquarters. FDIC data also indicates whether each such bank is a subsidiary of a holding company and in which state each such holding company has its headquarters. The additional disclosure on page 1 identifies the source of the data upon which the ranking is based.

6.	Our Market Areas, page 2. Please revise the section to summarize the competition in your markets, including recent competition for deposits by raising interest rates offered.

Mr. Jonathan E. Gottlieb

May 25, 2007	Page 3.

The prospectus has been amended on page 3 in accordance with this comment.

7.	The Offering, page 5. Please revise the section entitled “Use of Proceeds” to disclose how your bank subsidiaries will use the proceeds.

The prospectus has been amended on page 6 in accordance with this comment.

8.	Risk Factors, page 8. Please revise the risk factor relating to the loss of one or more members of your senior management team or senior relationship bankers, on page 11, to revise the consequence of any loss of a person such as Mr. French to estimate the maximum loss of business instead of simply that your business would “be harmed.”

The prospectus has been amended on page 13 in response to this comment. Supplementally, please note that the Company believes that it is not possible to estimate the maximum loss of business that would result from the loss of Mr. French as an employee of the Company. Although in the past Mr. French has had primary responsibility for a substantial part of the Company’s commercial lending relationships, and has been compensated on a commission basis accordingly, the Company does not believe it is accurate to draw a direct correlation from commission-based compensation to a risk of loss of a business relationship. The Company believes that the best indication of the approximate percentage of the Company’s lending business represented by Mr. French’s relationship is the percentage of fee income derived from the Company’s lending relationship for which Mr. French has primary responsibility, which is set forth in the amended disclosure.

9.	Risk Factors, page 8. Please revise the risk factor relating to SBA loans, on page 13, to quantify the percentage of your earnings that were attributable to SBA loans.

It is not possible to quantify the percentage of earnings or net income attributable to SBA loans, because the Company does not identify SBA lending as a separate segment or division. Accordingly, the Company does not attribute expenses specifically to its SBA lending activities. However, the Company has calculated the percentage of non-interest income attributed to the sale of loans, which is primarily represented by the sale of SBA loans, which information is included in the amended prospectus on page 15.

10.	Risk Factors, page 8. Please revise the risk factor relating to your deposits, on page 14, as follows:

•	disclose whether any of these depositors are related in any way to one another;

•	disclose whether these depositors have a relationship with any person or persons at your banks;

•	disclose the extent to which you provide loans to these depositors;

•	disclose the terms of the deposits;

Mr. Jonathan E. Gottlieb

May 25, 2007	Page 4.

•	disclose the percentage of deposits from your largest depositor and whether any single depositor has within the past year accounted for more than five percent of your deposits; and

•	disclose the amount of “brokered deposits.”

The prospectus has been amended on page 15 in accordance with this comment. Please note that with respect to the fourth bullet of the comment, the Company is not able to specifically disclose the terms of any particular deposit or the identity of any particular depositor due to federal banking laws and regulations concerning privacy. However, the Company has confirmed that the terms of the deposits are consistent with terms offered to all other larger balance deposit customers, which information is included in the amended disclosure.

11.	Risk Factors, page 8. Please add a risk factor addressing the risks associated with recent increased competition for deposits in your market area and related higher deposit rates offered by competitors.

Please note that the fourth risk factor that begins on page 9 of the prospectus included disclosure describing the impact that competition may have on deposit gathering and cost of funds generally, and has been amended on pages 10 and 11 in accordance with this comment to provide more specific details on the impact of the competition experienced in the fourth quarter of 2006 and the first quarter of 2007. Accordingly, a separate risk factor has not been added.

12.	Risk Factors, page 8. Please revise the risk factor relating to stock beneficially owned by directors and executive officers, on page 15, as follows:

•	quantify the percentage beneficially owned by directors and executive officers; and

•	quantify the percentage beneficially owned by the mother in law of your Chairman.

The prospectus has been amended on page 17 in accordance with this comment.

13.	Risk Factors, page 8. Please revise the risk factor relating to dividends, on page 15, to disclose the limits on the amounts of dividends.

The prospectus has been amended on page 17 in accordance with this comment. Supplementally, please note that as discussed in detail in the “Supervision and Regulation” section of the prospectus, Silver State Bank and Choice Bank are each subject to limitations on dividends imposed by applicable state law. In addition, federal banking laws and regulations limit each Bank’s ability to pay dividends based on their assigned capital category. In particular, each Bank may not pay dividends if such payment would result in such Bank failing to be “adequately capitalized.” This limitation results in a significantly lower amount available for dividends than the applicable state law requirements. Accordingly, the additional disclosure for the risk factor indicates the amount available for dividend payments by the Banks, which if distributed, would still allow the Banks to remain adequately capitalized.

Mr. Jonathan E. Gottlieb

May 25, 2007	Page 5.

14.	Risk Factors, page 8. Please revise the risk factor relating to stock eligible for sale in the near future, on page 16, to include discussion of the 1.2 million shares that you intend to register relating to your equity compensation plans.

The prospectus has been amended on page 17 in accordance with this comment.

15.	MD&A – Executive Summary, page 23. Please provide analysis, consistent with Release No. 33-8350, of the opportunities, challenges, risks and uncertainties, as well as the actions you are taking to address these opportunities, challenges, risks and uncertainties. For instance, please address the integration of Choice Bank into your company. In addition, please provide analysis of economic factors, such as interest rates, or industry-wide factors, such as a decline in the real estate market, relevant to the company on which management is concerned.

The prospectus has been amended on pages 24 and 25 in accordance with this comment.

16.	MD&A – Executive Summary, page 23. Please comply with Instruction 3 to Item 303(a) which provides that “the discussion and analysis shall focus specifically on material events and uncertainties known to management that would cause reported financial information not to be necessarily indicative of future operating results or of future financial condition.” Please include in this section analysis of the anticipated impact of the following:

•	costs of being a public company; and

•	the national decline in sales of existing homes and in the median price for an existing home over the past 12 mouths and the recent drop in construction of new homes and apartments.

The prospectus has been amended on pages 25 and 26 in accordance with this comment.

17.	MD&A – Executive Summary, page 23. Please provide us with the basis for your claim in the fourth paragraph that you have been “maintaining high asset quality.”

The prospectus has been amended on page 24 in accordance with this comment.

18.	MD&A – Executive Summary, page 23. Please disclose the approximate cost for opening the four new branches that you plan to open in 2007.

The prospectus has been amended on page 24 in accordance with this comment.

19.	Competition, page 41. Please revise this section to provide more detail specific to your company consistent with Item 101(c)(1)(x) including, but not limited to, the following:

•	an estimate of the number of competitors in your market;

•	an estimate of your competitive position in your market;

Mr. Jonathan E. Gottlieb

May 25, 2007	Page 6.

•	identification of one or a small number of competitors who are dominant in the industry in your market; and

•	more detail regarding the positive and negative factors pertaining to your competitive position.

The prospectus has been amended on page 48 in accordance with this comment. Supplementally, please note that, with respect to the third bullet, the Company believes there are no dominant competitors in either the Nevada or Arizona markets, as indicated in the amended disclosure. The Company believes that deposit market share, though useful as an indicator for the relative success of a bank’s growth, does not give a true sense of any bank’s ability to compete or drive the market. The competition is much more diverse, as indicated by the number of financial institutions in the areas. In addition, the lending niche of the Banks is not one in which all or even a majority of the banks in these markets compete. Accordingly, the amended disclosure identifies the number of competitors in each market that the Banks regularly compete with for both loans and deposits.

Also, supplementally, please note that with respect to the fourth bullet, the narrative included in the first paragraph of the existing disclosure adequately describes the negative factors impacting the Banks’ competitive position, which focuses on the size of the Banks and that larger competitors may have a competitive advantage. Additional disclosure was added to indicate those positive factors that impact the Banks, which is the service that the Banks provide.

20.	Lending Activities, page 41. Please disclose whether you lend to developers who do not have leases for the properties.

The prospectus has been amended on page 49 in accordance with this comment.

21.	Compensation Discussion and Analysis, page 74. Please clarify whether the Chief Executive’s recommendations were followed and if not how the committee changed them.

The prospectus has been amended on page 84 in accordance with this comment.

22.	Compensation Discussion and Analysis, page 74. Please revise this section consistent with Item 402(b)(1)(iii) to “describe . . . each element of compensation.” For example, revise the last paragraph on page 74 which states that compensation is “made up of many components” but which lists only some of those components. Likewise, revise the section, on page 76, entitled “All Other Compensation” which states that other compensation “includes” certain other elements but does not identify all of them and which identifies, but does not describe, those other elements of compensation.

The prospectus has been amended on pages 84 through 86 in accordance with this comment.

23.	Compensation Discussion and Analysis, page 74. Please revise this section to comply with Instruction 2 to Item 402(b) by addressing actions taken and intended

Mr. Jonathan E. Gottlieb

May 25, 2007	Page 7.

to be taken since the end of your last fiscal year regarding executive compensation. For instance, we note, in the section entitled “Shares Eligible for Future Sale,” on page 88, that you intend to register 1.2 million shares for equity compensation. Please discuss your intent for executives in the Compensation Discussion and Analysis.

The intent to register approximately 1.3 million shares disclosed in the section entitled “Shares Eligible for Future Sale” on page 98, does not reflect a specific intent to make future grants to the named executive officers but rather refers to the intent of the Company to register those shares already subject to issuance under existing outstanding options or pursuant to options reserved, but not yet granted, under existing equity plans. Accordingly, the Compensation Discussion and Analysis section has not been revised because there is no present intent reflected therein related to future equity grants.

24.	Bonus Plan, 75. Please explain in “clear concise and understandable” language how your determination of the amount of bonus is different from your determination of the amount of the base salary. In addition, please discuss, pursuant to Item 402 (b)(2)(v), the specific items of corporate performance on which you base the bonus. The second paragraph should be revised to clarify if the Committee can adjust the bonus amount after approval by the Board and whether it has done so.

For 2006, bonuses were awarded based on general performance in the areas of asset growth, return on equity and return on assets with no specific weighting based on numerical thresholds or specific benchmarks. Accordingly, disclosure of specific performance measures is not possible for 2006. Bonuses were based on the same methodology and background data as was used for determining base salary, specifically determining bonuses on the basis of the information provided by Clark Consulting regarding bonuses paid by a peer group comprised of similar publicly traded banks and bank holding companies. It is anticipated that for 2007, a more formulaic matrix will be used in determining the bonus payments. Please see the revisions made to the “Bonus Plan” subsection within the Compensation Discussion and Analysis section on page 85 of Form S-1.

The second paragraph of the “Bonus Plan” subsection within the Compensation Discussion and Analysis section has been revised to indicate that, to date, the Compensation Committee has not adjusted any Board-approved bonuses.

25.	Bonus Plan, 75. Please revise your description of the commissions paid to Mr. French as follows:

•	clarify whether it is “general market custom” to pay a commission of ten percent; and

•	disclose whether all other loan officers at your banks are paid a commission of ten percent.

The prospectus has been amended on page 85 in accordance with this comment.

Mr. Jonathan E. Gottlieb

May 25, 2007	Page 8.

26.	Equity Plans, page 75. Please revise consistent with Item 402 (b)(1)(v) to explain how you determine the amount of options to grant. Please explain your statement that “no awards were granted to any NEO in calendar 2006 due to the sufficiency of the stock grants made in 2004 to the NEOs.”

The NEOs were granted a large number of options in 2004 with a vesting schedule of 25% per year with such options scheduled to become fully vested in 2008. However, the vesting schedules of these options were accelerated in calendar 2005 to be 100% vested in anticipation of adverse accounting treatment under FAS 123R. Please see the revisions made to the “Equity Plans” subsection within the Compensation Discussion and Analysis section on page 86 of Form S-1.

It was the pattern of the Board to grant options in large block segments with one block granted in 1999 and another block granted in 2004. Accordingly, the Company did not make any grants to named executive officers in calendar 2006 due to the size of grants made in 2004. It is anticipated that future grants will be based on compensation consultant reports (similar to those used for determining salary and bonus) and will not be made in large block segments.

27.	Principal Stockholders, page 85. Please disclose the beneficiaries of the Yanke estate.

The prospectus has been amended on page 96 in accordance with this comment.

28.	Security Ownership of Management, page 86. Please provide disclosure for the last two columns.

The prospectus has been amended on page 97 in accordance with this comment.

*        *        *

The Company informs us that it is aware that (1) it responsible for the adequacy and accuracy of the disclosure in the filing; (2) staff comments or changes to disclosure in response to staff comments do not foreclose the Commission from taking any action with respect to the filing; and (3) it may not assert staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

Should you have any questions, or desire any further clarification with respect to any of the above responses, please feel free to call the undersigned at (212) 912-7815 or Lillian Moya at (212) 912-7921.

Sincerely,

/s/ Robert C. Azarow

Robert C. Azarow